091-02075

| | | | | |
|---|---|---|---|---|
| For Internal Use Only | | Submit 1 Original | | OMB A[redacted]l No.: |
| Sec File No. 91 - | | and 9 Copies | | Expire |
| | | | | Estimatec ponse: 2.00 |

RECEIVED
2007 OCT -5 PM 12:01
SEC / MR

07070902

# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSIO
Washington, D.C. 20549

## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**Zacks 2020 Lifecycle Index**

PROCESSED
OCT 18 2007
THOMSON
FINANCIAL

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**TDH**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**American Stock Exchange, Australian Securities Exchange, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Euronext Amsterdam, Euronext Brussels, Euronext Paris, Helsinki Stock Exchange (OMX Nordic Exchange), London Stock Exchange, Milan Stock Exchange (Borsa Italiana), Nasdaq Stock Market, New York Stock Exchange, Osaka Stock Exchange, Oslo Bors (Oslo Stock Exchange), Stockholm Stock Exchange (OMX Nordic Exchange), Tokyo Stock Exchange, Virt-x Exchange Limited, Xetra, Over-the-counter**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Mary Yeager**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2062**

Manual Signature of Official Responsible for Form:

[signature]

**October 3, 2007**

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 5 200 |

SEC 2449 (1/99)

Mary Yeager
*Corporate Secretary*

RECEIVED
2007 OCT -5 AM 11:53
SEC / MR

NYSE Arca.

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

<u>Via Overnight Mail</u>

October 4, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) –PowerShares Exchange-Traded Fund Trust II, PowerShares Global Exchange-Traded Fund Trust, Realty Funds, Inc. and TDAX Funds, Inc.**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (Ticker Symbol PDN);
- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI Europe Small-Mid Portfolio (Ticker Symbol PWD);
- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (Ticker Symbol PDQ);
- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI Emerging Markets Portfolio (Ticker Symbol PXH);
- PowerShares Global Exchange-Traded Fund Trust, PowerShares International Listed Private Equity Portfolio (Ticker Symbol PEP);
- Realty Funds, Inc., Adelante Shares RE Composite™ Exchange-Traded Fund (Ticker Symbol ACB);
- Realty Funds, Inc., Adelante Shares RE Classics™ Exchange-Traded Fund (Ticker Symbol ACK);
- Realty Funds, Inc., Adelante Shares RE Growth™ Exchange-Traded Fund (Ticker Symbol AGV);
- Realty Funds, Inc., Adelante Shares RE Kings™ Exchange-Traded Fund (Ticker Symbol AKB);
- Realty Funds, Inc., Adelante Shares RE Shelter™ Exchange-Traded Fund (Ticker Symbol AQS);

- Realty Funds, Inc., Adelante Shares RE Yield Plus™ Exchange-Traded Fund (Ticker Symbol ATY);
- Realty Funds, Inc., Adelante Shares RE Value™ Exchange-Traded Fund (Ticker Symbol AVU);
- TDAX Funds, Inc., TDAX Independence In-Target Exchange-Traded Fund (Ticker Symbol TDX);
- TDAX Funds, Inc., TDAX Independence 2010 Exchange-Traded Fund (Ticker Symbol TDD);
- TDAX Funds, Inc., TDAX Independence 2020 Exchange-Traded Fund (Ticker Symbol TDH;
- TDAX Funds, Inc., TDAX Independence 2030 Exchange-Traded Fund (Ticker Symbol TDN); and
- TDAX Funds, Inc., TDAX Independence 2040 Exchange-Traded Fund (Ticker Symbol TDV).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

END